RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE (Details Narrative) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Right-of-use Rou Assets And Lease Payable
Amortization of right of use assets	$ 127	$ 163	$ 211	$ 209